Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 28,613,000		$ 17,805,000	$ 24,070,000
Current taxes: Foreign	15,990,000		7,672,000	12,070,000
Taxes on income, current	44,603,000		25,477,000	36,140,000
Adjustment for previous years: Domestic	(20,688,000)		(1,287,000)	(2,481,000)
Adjustment for previous years: Foreign	26,000		(1,266,000)	(1,849,000)
Adjustment for previous years, total	(20,662,000)		(2,553,000)	(4,330,000)
Deferred income tax: Domestic	(391,000)		5,387,000	12,700,000
Deferred income tax: Foreign	(4,136,000)	[1]	(1,866,000)	11,075,000
Deferred income tax expense (benefit), total	(4,527,000)		3,521,000	23,775,000
Domestic	7,534,000		21,905,000	34,289,000
Foreign	11,880,000		4,540,000	21,296,000
Actual tax expenses	19,414,000		$ 26,445,000	$ 55,585,000
Adjustments to deferred tax assets due to change sin tax law	$ 10,950,000

[1]	Includes $10,950 in deferred tax asset adjustments in 2017, related to the tax reform in the U.S.